UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23145

Investment Company Act File Number

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Income Builder Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 60.5%

Security	Shares	Value
Aerospace & Defense — 0.5%
CAE, Inc.	108,654	$2,005,240

		$2,005,240

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	22,697	$2,075,868

		$2,075,868

Airlines — 0.5%
easyJet PLC	83,191	$1,959,612

		$1,959,612

Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	40,995	$1,427,446

		$1,427,446

Banks — 6.6%
Canadian Imperial Bank of Commerce	18,005	$1,783,812
Commonwealth Bank of Australia	32,270	2,047,397
Danske Bank A/S	50,999	2,070,910
ING Groep NV	88,954	1,746,635
Intesa Sanpaolo SpA	385,790	1,515,821
JPMorgan Chase & Co.	18,835	2,178,645
KeyCorp	118,936	2,545,230
Nordea Bank AB	141,385	1,745,411
Skandinaviska Enskilda Banken AB, Class A	91,115	1,151,492
Societe Generale SA	36,321	2,110,887
Sumitomo Mitsui Financial Group, Inc.	36,229	1,631,608
Swedbank AB, Class A	81,119	2,074,578
Wells Fargo & Co.	36,495	2,400,641

		$25,003,067

Beverages — 1.4%
Anheuser-Busch InBev SA/NV	19,987	$2,263,715
Constellation Brands, Inc., Class A	4,993	1,095,814
Diageo PLC	57,494	2,069,344

		$5,428,873

Biotechnology — 1.3%
BioMarin Pharmaceutical, Inc.(1)	7,311	$659,672
Celgene Corp.(1)	18,583	1,879,856
Shire PLC	50,631	2,365,592

		$4,905,120

Building Products — 0.7%
Assa Abloy AB, Class B	112,210	$2,487,315

		$2,487,315

Security	Shares	Value
Chemicals — 1.8%
Arkema SA	19,242	$2,456,491
Ecolab, Inc.	16,107	2,217,612
Givaudan SA	359	864,204
Novozymes A/S, Class B	18,940	1,050,695

		$6,589,002

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	19,906	$1,525,682

		$1,525,682

Consumer Finance — 1.2%
Discover Financial Services	18,369	$1,465,846
Navient Corp.	130,170	1,854,923
OneMain Holdings, Inc.(1)	38,426	1,256,914

		$4,577,683

Containers & Packaging — 0.5%
Sealed Air Corp.	43,566	$2,062,850

		$2,062,850

Diversified Financial Services — 0.9%
ORIX Corp.	181,226	$3,394,666

		$3,394,666

Diversified Telecommunication Services — 1.1%
TDC A/S	180,093	$1,202,046
Telstra Corp., Ltd.	935,988	2,767,297

		$3,969,343

Electric Utilities — 1.8%
Fortum Oyj	30,919	$670,499
Iberdrola SA	371,997	3,027,976
NextEra Energy, Inc.	19,776	3,132,914

		$6,831,389

Electrical Equipment — 2.6%
Acuity Brands, Inc.	10,798	$1,667,643
Legrand SA	30,109	2,505,001
Melrose Industries PLC	1,335,710	4,292,606
Zhuzhou CRRC Times Electric Co., Ltd., Class H	260,669	1,441,892

		$9,907,142

Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	44,629	$3,337,803
Keyence Corp.	2,444	1,493,546

		$4,831,349

Energy Equipment & Services — 0.3%
Halliburton Co.	24,250	$1,302,225

		$1,302,225

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	22,893	$3,381,296
Equity Residential	34,339	2,115,626
Simon Property Group, Inc.	7,383	1,206,161

		$6,703,083

Security	Shares	Value
Food & Staples Retailing — 0.6%
Wesfarmers, Ltd.	65,248	$2,301,465

		$2,301,465

Food Products — 0.3%
Pinnacle Foods, Inc.	20,904	$1,294,794

		$1,294,794

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(1)	91,102	$2,547,212
Danaher Corp.	22,733	2,302,398

		$4,849,610

Health Care Providers & Services — 0.6%
Aetna, Inc.	6,686	$1,249,079
UnitedHealth Group, Inc.	4,275	1,012,234

		$2,261,313

Hotels, Restaurants & Leisure — 0.6%
Sodexo SA	16,816	$2,155,508

		$2,155,508

Household Products — 0.4%
Reckitt Benckiser Group PLC	14,980	$1,446,619

		$1,446,619

Industrial Conglomerates — 0.8%
Siemens AG	18,921	$2,872,285

		$2,872,285

Insurance — 2.0%
AIA Group, Ltd.	197,315	$1,685,366
Aviva PLC	295,023	2,152,316
Chubb, Ltd.	6,454	1,007,792
Prudential PLC	101,460	2,746,530

		$7,592,004

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	3,173	$4,603,674

		$4,603,674

Internet Software & Services — 2.8%
Alphabet, Inc., Class C(1)	5,963	$6,976,352
Facebook, Inc., Class A(1)	19,002	3,551,284

		$10,527,636

IT Services — 0.7%
Visa, Inc., Class A	19,961	$2,479,755

		$2,479,755

Machinery — 2.7%
Fortive Corp.	19,972	$1,518,272
ITT, Inc.	15,384	861,504
Komatsu, Ltd.	49,914	1,961,744
Kone Oyj, Class B	41,157	2,356,049
Metso Oyj	36,161	1,262,529
SKF AB, Class B	23,269	575,137
Xylem, Inc.	22,124	1,598,680

		$10,133,915

Security	Shares	Value
Media — 1.4%
Grupo Televisa SAB ADR	51,441	$1,064,829
Interpublic Group of Cos., Inc. (The)	137,462	3,009,043
Time Warner, Inc.	13,743	1,310,395

		$5,384,267

Metals & Mining — 0.8%
Fortescue Metals Group, Ltd.	166,385	$660,751
Rio Tinto, Ltd.	37,263	2,294,217

		$2,954,968

Multi-Utilities — 0.3%
CMS Energy Corp.	24,552	$1,098,702

		$1,098,702

Oil, Gas & Consumable Fuels — 3.0%
BP PLC	319,541	$2,279,730
ConocoPhillips	34,851	2,049,587
Phillips 66	16,165	1,655,296
Royal Dutch Shell PLC, Class B	115,158	4,084,939
Seven Generations Energy, Ltd., Class A(1)	75,057	1,046,526

		$11,116,078

Paper & Forest Products — 0.2%
Stora Enso Oyj	33,142	$569,140

		$569,140

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	8,200	$1,106,672
Unilever PLC	62,644	3,545,417

		$4,652,089

Pharmaceuticals — 5.1%
AstraZeneca PLC	32,218	$2,236,355
Bayer AG	17,967	2,354,347
Eli Lilly & Co.	28,475	2,319,289
Ipsen SA	7,758	1,086,395
Johnson & Johnson	25,526	3,527,438
Novartis AG	26,662	2,406,434
Novo Nordisk A/S, Class B	40,336	2,238,581
Orion Oyj, Class B	31,284	1,254,931
Zoetis, Inc.	23,859	1,830,701

		$19,254,471

Professional Services — 0.9%
SGS SA	430	$1,155,909
Verisk Analytics, Inc.(1)	22,256	2,226,713

		$3,382,622

Road & Rail — 0.6%
CSX Corp.	40,160	$2,279,883

		$2,279,883

Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV	17,984	$3,646,048
Sumco Corp.	36,441	991,789
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,055	2,222,682

		$6,860,519

Security	Shares	Value
Specialty Retail — 2.2%
Home Depot, Inc. (The)	16,409	$3,296,568
Industria de Diseno Textil SA	75,554	2,703,579
TJX Cos., Inc. (The)	15,074	1,210,744
Ulta Beauty, Inc.(1)	4,574	1,015,885

		$8,226,776

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	11,958	$2,002,128
HP, Inc.	120,052	2,799,613

		$4,801,741

Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	6,540	$2,048,662

		$2,048,662

Tobacco — 1.0%
Altria Group, Inc.	16,443	$1,156,601
British American Tobacco PLC	40,552	2,771,594

		$3,928,195

Trading Companies & Distributors — 0.5%
MISUMI Group, Inc.	55,816	$1,689,906

		$1,689,906

Total Common Stocks (identified cost $200,770,917)		$227,753,552

Preferred Stocks — 2.9%

Security	Shares	Value
Banks — 1.2%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,074,718
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	8,600	918,050
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	121,535
Farm Credit Bank of Texas, Series 1, 10.00%(4)	230	271,400
First Republic Bank, Series G, 5.50%	2,950	74,930
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	14,030	379,091
KeyCorp, Series E, 6.125% to 12/15/26(3)	10,050	283,963
SunTrust Banks, Inc., Series E, 5.875%	34,002	861,271
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	371,145
Wells Fargo & Co., Series L, 7.50% (Convertible)	154	197,120
Wells Fargo & Co., Series Y, 5.625%	4,650	116,761

		$4,669,984

Capital Markets — 0.2%
KKR & Co., LP, Series A, 6.75%	7,197	$187,842
Legg Mason, Inc., 5.45%	17,900	425,662

		$613,504

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	$217,621
SCE Trust VI, 5.00%	15,350	347,678
Southern Co. (The), 6.25%	22,549	586,725

		$1,152,024

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.7%
CBL & Associates Properties, Inc., Series D, 7.375%	18,075	$363,127
DDR Corp., Series A, 6.375%	10,450	260,832
DDR Corp., Series K, 6.25%	1,950	47,366
Equinix, Inc., 2.875%	705,000	873,314
Spirit Realty Capital, Inc., Series A, 6.00%	9,250	225,052
Summit Hotel Properties, Inc., Series E, 6.25%	8,975	225,003
Vornado Realty Trust, Series K, 5.70%	21,500	532,125

		$2,526,819

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(4)	4,700	$484,915
Ocean Spray Cranberries, Inc., 6.25%(4)	540	50,355

		$535,270

Insurance — 0.1%
Arch Capital Group, Ltd., Series E, 5.25%	9,125	$212,704
PartnerRe, Ltd., Series I, 5.875%	5,061	127,992

		$340,696

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	17,150	$430,465

		$430,465

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$227,179

		$227,179

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(3)	23,750	$561,213

		$561,213

Total Preferred Stocks (identified cost $10,892,049)		$11,057,154

Corporate Bonds & Notes — 32.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 0.2%
Jeld-Wen, Inc., 4.625%, 12/15/25(4)	50	$50,125
Jeld-Wen, Inc., 4.875%, 12/15/27(4)	50	50,187
TransDigm, Inc., 5.50%, 10/15/20	70	71,050
TransDigm, Inc., 6.00%, 7/15/22	500	514,375
TransDigm, Inc., 6.50%, 5/15/25	30	30,900

		$716,637

Airlines — 0.0%(2)
United Continental Holdings, Inc., 4.25%, 10/1/22	145	$145,906

		$145,906

Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(4)	45	$47,138
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(4)	205	226,525
Wabash National Corp., 5.50%, 10/1/25(4)	145	146,812

		$420,475

Security	Principal Amount* (000’s omitted)		Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(3)(5)		320	$331,200

			$331,200

Banks — 1.8%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)		200	$225,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(3)(5)		200	208,600
Banco do Brasil SA, 6.25% to 4/15/24(3)(4)(5)		859	798,398
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(5)		1,018	1,099,440
CIT Group, Inc., 5.375%, 5/15/20		33	34,650
Citigroup, Inc., Series M, 6.30% to 5/15/24(3)(5)		195	207,675
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(5)		355	386,506
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(5)		327	372,138
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)(5)		460	462,300
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(5)		215	240,531
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(5)		353	377,048
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(5)		768	793,152
M&T Bank Corp., Series F, 5.125% to 11/1/26(3)(5)		280	294,280
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(3)(5)		170	178,670
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(5)		389	446,136
UniCredit SpA, 8.00% to 6/3/24(3)(5)(6)		610	679,053
Zions Bancorporation, Series I, 5.80% to 6/15/23(3)(5)		88	90,860

			$6,895,187

Biotechnology — 0.4%
Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,360,972

			$1,360,972

Building Products — 0.9%
Builders FirstSource, Inc., 5.625%, 9/1/24(4)		105	$110,250
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(6)	EUR	723	964,183
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(4)		1,000	1,052,500
Standard Industries, Inc., 5.50%, 2/15/23(4)		115	119,888
Standard Industries, Inc., 6.00%, 10/15/25(4)		495	528,412
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	638,580

			$3,413,813

Capital Markets — 0.8%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(4)		400	$405,920
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(3)(5)		450	445,221
UBS Group AG, 6.875% to 8/7/25(3)(5)(6)		833	928,731
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,364,369

			$3,144,241

Casino & Gaming — 0.0%(2)
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$30,750
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	117,975

			$148,725

Chemicals — 0.6%
Chemours Co. (The), 7.00%, 5/15/25		70	$76,825
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		735	760,027
SPCM S.A., 4.875%, 9/15/25(4)		65	65,325
Tronox Finance PLC, 5.75%, 10/1/25(4)		220	225,500

Security	Principal Amount* (000’s omitted)		Value
Tronox Finance, LLC, 7.50%, 3/15/22(4)		15	$15,600
Valvoline, Inc., 5.50%, 7/15/24		45	47,475
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(4)		115	119,025
W.R. Grace & Co., 5.125%, 10/1/21(4)		750	787,500

			$2,097,277

Commercial Services & Supplies — 2.8%
AA Bond Co., Ltd., 5.50%, 7/31/43(6)	GBP	950	$1,362,919
Advanced Disposal Services, Inc., 5.625%, 11/15/24(4)		170	175,950
Clean Harbors, Inc., 5.125%, 6/1/21		400	405,036
Covanta Holding Corp., 5.875%, 3/1/24		500	508,750
Covanta Holding Corp., 5.875%, 7/1/25		95	96,900
Covanta Holding Corp., 6.375%, 10/1/22		35	35,919
GFL Environmental, Inc., 9.875%, 2/1/21(4)		450	475,312
Hertz Corp. (The), 5.50%, 10/15/24(4)		75	67,549
Inter Media and Communication SpA, 4.875%, 12/31/22(6)	EUR	890	1,129,151
IPD 3 B.V., 4.50%, 7/15/22(6)(7)	EUR	950	1,211,908
Iron Mountain UK PLC, 3.875%, 11/15/25(6)	GBP	550	761,160
KAR Auction Services, Inc., 5.125%, 6/1/25(4)		260	264,225
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(4)(8)		357	395,824
RAC Bond Co. PLC, 5.00%, 11/6/22(6)	GBP	1,105	1,545,594
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	599,500
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		240	225,000
Tervita Escrow Corp., 7.625%, 12/1/21(4)		195	196,219
TMS International Corp., 7.25%, 8/15/25(4)		210	221,025
United Rentals North America, Inc., 5.50%, 5/15/27		35	36,837
Waste Pro USA, Inc., 5.50%, 2/15/26(4)(7)		105	107,362
Wrangler Buyer Corp., 6.00%, 10/1/25(4)		510	529,125

			$10,351,265

Communications Equipment — 0.3%
CommScope Technologies, LLC, 6.00%, 6/15/25(4)		85	$89,861
Riverbed Technology, Inc., 8.875%, 3/1/23(4)		630	605,588
Sprint Communications, Inc., 6.00%, 11/15/22		75	75,000
Western Digital Corp., 4.75%, 2/15/26(7)		520	527,800

			$1,298,249

Construction & Engineering — 0.3%
ABG Orphan Holdco S.a.r.l., 14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(4)(9)		900	$949,500

			$949,500

Consumer Finance — 0.5%
Ally Financial, Inc., 8.00%, 12/31/18		550	$574,062
CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	1,298,571

			$1,872,633

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(4)		200	$207,000
BWAY Holding Co., 5.50%, 4/15/24(4)		240	249,300
BWAY Holding Co., 7.25%, 4/15/25(4)		165	172,631
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(4)		120	123,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	493,034
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(4)		140	149,187

			$1,394,902

Security	Principal Amount* (000’s omitted)		Value
Distributors — 0.0%(2)
H&E Equipment Services, Inc., 5.625%, 9/1/25(4)		55	$57,200
HD Supply, Inc., 5.75%, 4/15/24(4)		105	112,612

			$169,812

Diversified Consumer Services — 0.1%
Laureate Education, Inc., 8.25%, 5/1/25(4)		335	$360,125

			$360,125

Diversified Financial Services — 1.1%
Cadence Financial Corp., 4.875%, 6/28/19(4)		508	$518,283
DAE Funding, LLC, 4.50%, 8/1/22(4)		155	154,613
DAE Funding, LLC, 5.00%, 8/1/24(4)		255	253,725
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(4)		180	178,650
FBM Finance, Inc., 8.25%, 8/15/21(4)		165	176,137
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	118,738
Louvre Bidco SAS, 4.25%, 9/30/24(6)	EUR	1,015	1,256,705
Mercury Bondco PLC, 8.25%, (8.25% cash or 9.00% PIK), 5/30/21(6)(9)	EUR	530	693,228
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(4)		455	450,450
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(4)		150	148,781
West Corp., 8.50%, 10/15/25(4)		240	237,600

			$4,186,910

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$489,375
CenturyLink, Inc., 7.50%, 4/1/24		55	55,550
Frontier Communications Corp., 6.25%, 9/15/21		30	24,675
Frontier Communications Corp., 10.50%, 9/15/22		20	16,550
Level 3 Financing, Inc., 5.25%, 3/15/26		90	88,537
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,625

			$725,312

Electric Utilities — 1.3%
AES Corp. (The), 5.125%, 9/1/27		25	$26,250
AES Corp. (The), 5.50%, 3/15/24		580	600,474
AES Corp. (The), 5.50%, 4/15/25		15	15,675
AES Corp. (The), 6.00%, 5/15/26		45	48,587
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(4)		515	534,565
Dynegy, Inc., 7.375%, 11/1/22		450	476,505
Dynegy, Inc., 7.625%, 11/1/24		45	48,843
Dynegy, Inc., 8.00%, 1/15/25(4)		115	125,637
Dynegy, Inc., 8.125%, 1/30/26(4)		80	88,524
Electricite de France S.A., 6.00% to 1/29/26(3)(5)(6)	GBP	800	1,229,901
Melton Renewable Energy UK PLC, 6.75%, 2/1/20(6)	GBP	168	242,113
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(4)		95	95,713
NRG Yield Operating, LLC, 5.375%, 8/15/24		395	400,648
Pattern Energy Group, Inc., 5.875%, 2/1/24(4)		60	63,450
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(3)		580	609,750
TerraForm Power Operating, LLC, 4.25%, 1/31/23(4)		95	94,169
TerraForm Power Operating, LLC, 5.00%, 1/31/28(4)		145	143,187
TerraForm Power Operating, LLC, 6.625%, 6/15/25(4)		90	98,550

			$4,942,541

Security	Principal Amount* (000’s omitted)	Value
Energy Equipment & Services — 0.0%(2)
Abengoa Finance S.A.U., 7.75%, 3/31/27(4)(10)	467	$7,005

		$7,005

Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc., 5.375%, 5/15/27	115	$121,037
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	120	119,100
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	200	214,000
SBA Communications Corp., 4.00%, 10/1/22(4)	150	148,500
SBA Communications Corp., 4.875%, 9/1/24	55	54,863
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23(8)	390	440,007

		$1,097,507

Food Products — 0.8%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25	115	$103,213
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24	95	90,725
Dean Foods Co., 6.50%, 3/15/23(4)	320	317,600
Dole Food Co., Inc., 7.25%, 6/15/25(4)	225	240,187
Land O’ Lakes, Inc., 8.00%(4)(5)	875	997,500
Pilgrim’s Pride Corp., 5.75%, 3/15/25(4)	70	70,875
Pilgrim’s Pride Corp., 5.875%, 9/30/27(4)	95	95,475
Post Holdings, Inc., 5.00%, 8/15/26(4)	85	83,194
Post Holdings, Inc., 5.50%, 3/1/25(4)	230	237,475
Post Holdings, Inc., 5.625%, 1/15/28(4)	245	244,473
TreeHouse Foods, Inc., 6.00%, 2/15/24(4)	180	187,425
US Foods, Inc., 5.875%, 6/15/24(4)	395	413,762

		$3,081,904

Health Care Equipment & Supplies — 1.4%
Centene Corp., 4.75%, 1/15/25	300	$306,000
Centene Corp., 5.625%, 2/15/21	90	92,757
Centene Corp., 6.125%, 2/15/24	340	362,100
Envision Healthcare Corp., 5.625%, 7/15/22	620	633,950
Envision Healthcare Corp., 6.25%, 12/1/24(4)	775	824,406
Hologic, Inc., 4.375%, 10/15/25(4)	70	70,175
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(4)	590	612,125
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(4)	320	332,400
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(4)	390	447,038
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(4)	1,230	1,323,787
Polaris Intermediate Corp., 8.50%, (8.50% cash or 8.50% PIK), 12/1/22(4)(9)	360	375,750

		$5,380,488

Health Care Providers & Services — 0.5%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	415	$385,950
Eagle Holding Co. II, LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22(4)(9)	150	153,188
HCA, Inc., 5.875%, 2/15/26	750	786,562
Tenet Healthcare Corp., 6.75%, 6/15/23	260	257,400
Tenet Healthcare Corp., 7.50%, 1/1/22(4)	85	90,266
WellCare Health Plans, Inc., 5.25%, 4/1/25	375	392,512

		$2,065,878

Security	Principal Amount* (000’s omitted)		Value
Hotels, Restaurants & Leisure — 1.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(4)		325	$320,125
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(4)		540	543,375
Carlson Travel, Inc., 6.75%, 12/15/23(4)		200	198,750
CRC Escrow Issuer, LLC/CRC Finco, Inc., 5.25%, 10/15/25(4)		485	482,628
Eldorado Resorts, Inc., 6.00%, 4/1/25		220	230,725
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(4)		490	529,200
Golden Nugget, Inc., 6.75%, 10/15/24(4)		545	564,756
Golden Nugget, Inc., 8.75%, 10/1/25(4)		295	315,650
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(4)		555	585,525
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(4)		585	652,275
MGM Resorts International, 6.00%, 3/15/23		445	481,713
NCL Corp., Ltd., 4.75%, 12/15/21(4)		150	155,063
Scientific Games International, Inc., 7.00%, 1/1/22(4)(8)		38	40,185
Scientific Games International, Inc., 10.00%, 12/1/22		420	460,950
Viking Cruises, Ltd., 5.875%, 9/15/27(4)		470	473,525

			$6,034,445

Household Products — 0.1%
Central Garden & Pet Co., 6.125%, 11/15/23		235	$249,394

			$249,394

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 5.25%, 6/1/26(4)		150	$147,750
Calpine Corp., 5.75%, 1/15/25		145	137,750
NRG Energy, Inc., 5.75%, 1/15/28(4)		210	210,567
NRG Energy, Inc., 7.25%, 5/15/26		350	382,935

			$879,002

Industrial Conglomerates — 0.4%
Wittur International Holding GmbH, 8.50%, 2/15/23(6)	EUR	1,030	$1,336,150

			$1,336,150

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(4)		60	$63,450
Hub International, Ltd., 7.875%, 10/1/21(4)		500	520,625
KIRS Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	1,328,484

			$1,912,559

Internet & Direct Marketing Retail — 0.3%
Netflix, Inc., 3.625%, 5/15/27(6)	EUR	675	$846,668
Netflix, Inc., 4.875%, 4/15/28(4)		245	243,469

			$1,090,137

Internet Software & Services — 0.5%
EIG Investors Corp., 10.875%, 2/1/24		480	$535,200
Match Group, Inc., 5.00%, 12/15/27(4)		90	90,450
Match Group, Inc., 6.375%, 6/1/24		505	547,925
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(4)		105	106,974
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	489,412

			$1,769,961

IT Services — 0.1%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(4)		40	$40,200
Gartner, Inc., 5.125%, 4/1/25(4)		160	166,752

			$206,952

Security	Principal Amount* (000’s omitted)		Value
Machinery — 0.7%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(4)		115	$125,350
Cleaver-Brooks, Inc., 7.875%, 3/1/23(4)		95	99,987
Cloud Crane, LLC, 10.125%, 8/1/24(4)		190	215,175
Navistar International Corp., 6.625%, 11/1/25(4)		445	466,271
Norican A/S, 4.50%, 5/15/23(6)	EUR	1,115	1,364,269
Welbilt, Inc., 9.50%, 2/15/24		295	334,825

			$2,605,877

Media — 2.3%
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	546	$665,901
Altice Luxembourg S.A., 7.75%, 5/15/22(4)		315	303,581
Altice US Finance I Corp., 5.50%, 5/15/26(4)		200	205,000
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	494,232
Cablevision Systems Corp., 5.875%, 9/15/22		50	50,625
Cablevision Systems Corp., 8.00%, 4/15/20		70	75,338
CBS Radio, Inc., 7.25%, 11/1/24(4)		180	189,900
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(4)		1,130	1,183,675
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(4)		10	10,069
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(4)		294	298,410
CSC Holdings, LLC, 6.75%, 11/15/21		500	537,500
CSC Holdings, LLC, 10.875%, 10/15/25(4)		422	503,636
DISH DBS Corp., 7.75%, 7/1/26		155	159,844
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(4)		140	138,075
MDC Partners, Inc., 6.50%, 5/1/24(4)		240	243,000
Meredith Corp., 6.875%, 2/1/26(4)		155	159,069
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% cash or 9.25% PIK), 8/1/19(4)(9)		16	16,020
Salem Media Group, Inc., 6.75%, 6/1/24(4)		295	289,837
SFR Group S.A., 7.375%, 5/1/26(4)		930	920,119
Sirius XM Radio, Inc., 5.00%, 8/1/27(4)		185	184,537
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)		500	523,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	1,117,792
UPC Holding B.V., 5.50%, 1/15/28(4)		260	250,089
Ziggo Secured Finance B.V., 5.50%, 1/15/27(4)		150	149,250

			$8,669,249

Metals & Mining — 1.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	$464,625
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,875
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	225,648
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(3)		270	315,090
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(4)		160	172,000
Bombardier, Inc., 6.125%, 1/15/23(4)		20	20,275
Bombardier, Inc., 7.50%, 12/1/24(4)		170	179,137
Centennial Resource Production, LLC, 5.375%, 1/15/26(4)		320	325,600
Constellium N.V., 4.25%, 2/15/26(6)	EUR	940	1,192,458
Covey Park Energy, LLC/Covey Park Finance Corp., 7.50%, 5/15/25(4)		170	179,775
Eldorado Gold Corp., 6.125%, 12/15/20(4)		45	44,325
Ensco PLC, 7.75%, 2/1/26		200	199,375
First Quantum Minerals, Ltd., 7.00%, 2/15/21(4)		75	77,766
First Quantum Minerals, Ltd., 7.25%, 4/1/23(4)		415	440,419

Security	Principal Amount* (000’s omitted)		Value
First Quantum Minerals, Ltd., 7.50%, 4/1/25(4)		445	$478,397
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	40,150
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	76,594
Hudbay Minerals, Inc., 7.25%, 1/15/23(4)		115	123,337
Hudbay Minerals, Inc., 7.625%, 1/15/25(4)		200	221,000
New Gold, Inc., 6.25%, 11/15/22(4)		155	159,262
New Gold, Inc., 6.375%, 5/15/25(4)		85	89,888
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(4)		30	30,975
Novelis Corp., 5.875%, 9/30/26(4)		180	185,850
Novelis Corp., 6.25%, 8/15/24(4)		125	131,250
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(4)		185	194,712
Teck Resources, Ltd., 5.20%, 3/1/42		40	40,500
Teck Resources, Ltd., 5.40%, 2/1/43		85	87,763
Teck Resources, Ltd., 6.00%, 8/15/40		45	50,231
Teck Resources, Ltd., 8.50%, 6/1/24(4)		130	147,062
United States Steel Corp., 8.375%, 7/1/21(4)		67	72,360
Zekelman Industries, Inc., 9.875%, 6/15/23(4)		15	16,838

			$6,034,537

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)		114	$123,690
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,423,438

			$1,547,128

Multiline Retail — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23		330	$344,850

			$344,850

Oil, Gas & Consumable Fuels — 3.1%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		120	$123,300
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		30	31,613
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27		55	56,581
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		55	57,200
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,027,500
Canbriam Energy, Inc., 9.75%, 11/15/19(4)		305	311,100
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(4)		330	337,012
Chesapeake Energy Corp., 8.00%, 12/15/22(4)		31	33,364
Continental Resources, Inc., 4.50%, 4/15/23		145	147,175
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(4)		165	166,650
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(4)		585	592,312
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		200	207,000
Denbury Resources, Inc., 9.00%, 5/15/21(4)		95	97,613
Diamondback Energy, Inc., 4.75%, 11/1/24		60	60,975
Diamondback Energy, Inc., 5.375%, 5/31/25		155	161,394
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(4)		155	157,325
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(4)		205	209,356
EnLink Midstream Partners, LP., Series C, 6.00% to 12/15/22(3)(5)		392	389,633
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(4)		110	116,325
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(4)		385	385,866
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(4)		195	212,062
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(4)		360	380,700
Gulfport Energy Corp., 6.00%, 10/15/24		49	49,613
Gulfport Energy Corp., 6.625%, 5/1/23		350	362,250
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(4)		220	229,900

Security	Principal Amount* (000’s omitted)	Value
Murphy Oil Corp., 6.875%, 8/15/24	55	$58,886
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	67,356
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	520,000
Nabors Industries, Inc., 5.75%, 2/1/25(4)	310	305,573
Newfield Exploration Co., 5.625%, 7/1/24	65	69,875
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	51,188
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	46,463
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	242,931
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(5)	862	25,856
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(4)	75	76,125
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(4)	140	142,100
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(4)	185	190,550
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(4)	150	158,625
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	105,500
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	130	137,261
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(5)	683	688,976
Precision Drilling Corp., 6.50%, 12/15/21	17	17,425
Precision Drilling Corp., 7.125%, 1/15/26(4)	75	78,188
Precision Drilling Corp., 7.75%, 12/15/23	10	10,775
Resolute Energy Corp., 8.50%, 5/1/20	65	65,650
SESI, LLC, 7.75%, 9/15/24(4)	35	37,713
Seven Generations Energy, Ltd., 5.375%, 9/30/25(4)	255	258,187
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(4)(7)	160	160,000
SM Energy Co., 5.625%, 6/1/25	85	84,575
SM Energy Co., 6.125%, 11/15/22	435	454,031
SM Energy Co., 6.75%, 9/15/26	175	183,312
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(4)	145	148,048
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(4)	80	81,876
Teleflex, Inc., 4.625%, 11/15/27	160	160,000
Transocean, Inc., 7.50%, 1/15/26(4)	105	109,562
Trinidad Drilling, Ltd., 6.625%, 2/15/25(4)	205	201,925
Weatherford International, Ltd., 8.25%, 6/15/23	40	42,400
Weatherford International, Ltd., 9.875%, 2/15/24	95	104,025
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,938
Whiting Petroleum Corp., 6.625%, 1/15/26(4)	315	322,875
WildHorse Resource Development Corp., 6.875%, 2/1/25	380	394,250
WPX Energy, Inc., 7.50%, 8/1/20	64	69,440

		$11,801,279

Paper & Forest Products — 0.0%(2)
Mercer International, Inc., 5.50%, 1/15/26(4)	70	$71,050

		$71,050

Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(4)	340	$340,850
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(4)	198	215,820
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(4)	95	96,354
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)	110	99,605
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(4)	155	162,797
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(4)	315	335,771

Security	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(4)		245	$246,531
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(4)		245	252,274
Vizient, Inc., 10.375%, 3/1/24(4)		125	141,250

			$1,891,252

Pipelines — 1.0%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22		373	$392,773
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	113,925
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		80	82,802
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27		120	124,200
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	248,256
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	193,694
Enbridge Energy Partners, L.P., 5.492%, (3 mo. USD LIBOR + 3.798%), 10/1/77(11)		110	110,412
Energy Transfer Equity, L.P., 5.875%, 1/15/24		20	21,700
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(3)(5)		650	652,437
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(4)		580	593,050
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(4)		60	63,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25(4)		120	122,400
NGPL PipeCo, LLC, 4.375%, 8/15/22(4)		50	50,703
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(4)		565	564,294
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	229,425
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	128,906
Williams Cos., Inc. (The), 5.75%, 6/24/44		140	155,064

			$3,847,041

Real Estate Investment Trusts (REITs) — 0.7%
CyrusOne, L.P./CyrusOne Finance Corp., 5.375%, 3/15/27		50	$52,125
ESH Hospitality, Inc., 5.25%, 5/1/25(4)		160	161,600
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		465	478,950
IRB Holding Corp., 6.75%, 2/15/26(4)(7)		160	162,400
Kennedy Wilson Europe Real Estate PLC, 3.25%, 11/12/25(6)	EUR	1,100	1,404,215
Mattamy Group Corp., 6.50%, 10/1/25(4)		180	190,575
Mattamy Group Corp., 6.875%, 12/15/23(4)		250	265,625

			$2,715,490

Real Estate Management & Development — 0.3%
AT Securities BV, 5.25% to 7/21/23(3)(5)(6)		1,250	$1,259,201

			$1,259,201

Semiconductors & Semiconductor Equipment — 0.3%
Microsemi Corp., 9.125%, 4/15/23(4)		575	$644,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(4)		200	204,625
Versum Materials, Inc., 5.50%, 9/30/24(4)		145	154,062

			$1,002,687

Software — 0.7%
Camelot Finance S.A., 7.875%, 10/15/24(4)		130	$138,775
Infor (US), Inc., 5.75%, 8/15/20(4)		160	164,432
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(4)		255	270,938
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(4)		545	613,806
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	816,656
Symantec Corp., 5.00%, 4/15/25(4)		115	117,568
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(4)		200	208,000
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(4)		260	265,850

			$2,596,025

Security	Principal Amount* (000’s omitted)		Value
Specialty Retail — 0.2%
Beacon Escrow Corp., 4.875%, 11/1/25(4)		190	$190,000
Entegris, Inc., 4.625%, 2/10/26(4)		200	201,750
Hot Topic, Inc., 9.25%, 6/15/21(4)		195	193,537

			$585,287

Technology Hardware, Storage & Peripherals — 0.5%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(4)		135	$145,228
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(4)		205	212,817
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(4)		355	389,249
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(4)		210	229,500
Seagate HDD Cayman, 4.75%, 1/1/25		105	104,381
Western Digital Corp., 7.375%, 4/1/23(4)		365	398,306
Western Digital Corp., 10.50%, 4/1/24		475	556,581

			$2,036,062

Telecommunications — 1.0%
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	$146,994
Hughes Satellite Systems Corp., 6.625%, 8/1/26		195	206,700
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	35,438
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	74,906
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)		200	210,500
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(4)		185	170,607
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(4)		150	151,875
Sprint Capital Corp., 6.875%, 11/15/28		655	678,744
Sprint Corp., 7.875%, 9/15/23		1,800	1,905,750
T-Mobile USA, Inc., 4.50%, 2/1/26		155	155,990
T-Mobile USA, Inc., 4.75%, 2/1/28		105	105,525

			$3,843,029

Textiles, Apparel & Luxury Goods — 0.3%
CBR Fashion Finance BV, 5.125%, 10/1/22(6)	EUR	815	$955,956

			$955,956

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21		235	$248,023

			$248,023

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(4)		190	$192,850

			$192,850

Transportation — 0.3%
CEVA Group PLC, 7.00%, 3/1/21(4)		75	$74,625
CMA CGM S.A., 5.25%, 1/15/25(6)	EUR	127	152,651
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(4)		260	269,425
XPO Logistics, Inc., 6.125%, 9/1/23(4)		80	84,700
XPO Logistics, Inc., 6.50%, 6/15/22(4)		500	522,375

			$1,103,776

Total Corporate Bonds & Notes (identified cost $118,222,882)			$123,387,713

Senior Floating-Rate Loans — 2.4%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.1%
EIG Investors Corp., Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$473	$477,576

		$477,576

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing 4/3/24(13)	$995	$1,004,121

		$1,004,121

Electronics/Electrical — 0.5%
Applied Systems, Inc., Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	$180	$181,598
Cortes NP Acquisition Corporation, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	498,574
Riverbed Technology, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	500	493,889
Solera, LLC, Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing 3/3/23	684	690,048

		$1,864,109

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing 11/1/24	$395	$399,032

		$399,032

Food/Drug Retailers — 0.3%
Albertsons, LLC, Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing 6/22/23	$995	$989,589

		$989,589

Health Care — 0.3%
MPH Acquisition Holdings, LLC, Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing 6/7/23	$406	$409,088
Press Ganey Holdings, Inc., Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing 10/21/23	188	190,373
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	428	432,903

		$1,032,364

Insurance — 0.2%
Asurion, LLC, Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$555	$573,963

		$573,963

Lodging and Casinos — 0.3%
Gateway Casinos & Entertainment Limited, Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing 2/22/23	$995	$1,011,169

		$1,011,169

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$365	$391,463
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(14)	60	60,975

		$452,438

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$516	$515,993
Meredith Corporation, Term Loan, Maturing 1/17/25(15)	180	182,109

		$698,102

Steel — 0.0%(2)
Big River Steel, LLC, Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$175	$176,526

		$176,526

Surface Transport — 0.0%(2)
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$148,988

		$148,988

Telecommunications — 0.0%(2)
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/14/24(14)	$110	$110,756

		$110,756

Utilities — 0.0%(2)
TerraForm Power Operating, LLC, Term Loan, 4.15%, (3 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$100	$101,250

		$101,250

Total Senior Floating-Rate Loans (identified cost $8,978,313)		$9,039,983

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(4)	$300	$297,800

Total Convertible Bonds (identified cost $286,040)		$297,800

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(1)(16)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(17)	5,438,740	$5,439,284

Total Short-Term Investments (identified cost $5,438,807)		$5,439,284

Value
Total Investments — 100.2% (identified cost $344,589,008)	$376,975,486

Other Assets, Less Liabilities — (0.2)%	$(634,932)

Net Assets — 100.0%	$376,340,554

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $57,712,559 or 15.3% of the Portfolio’s net assets.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $29,075,741 or 7.7% of the Portfolio’s net assets.

(7)	When-issued security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuers descretion.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(14)	Fixed-rate loan.

(15)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $16,451.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.2%	$211,746,673
United Kingdom	10.0	37,681,595
France	4.3	16,359,783
Netherlands	3.6	13,745,153
Canada	3.4	12,708,914
Japan	3.4	12,688,941
Germany	2.3	8,636,530
Australia	2.2	8,317,750
Spain	2.2	8,257,632
Sweden	2.1	8,033,933
Denmark	2.1	7,926,501
Finland	1.6	6,113,148
Switzerland	1.5	5,483,270
Italy	1.1	4,017,253
Luxembourg	0.7	2,674,647
Belgium	0.6	2,263,715
Taiwan	0.6	2,222,682
Hong Kong	0.5	1,685,366
China	0.4	1,441,892
Brazil	0.3	1,230,174
Mexico	0.3	1,064,829
Ireland	0.2	806,231
New Zealand	0.2	765,971
Chile	0.1	534,565
United Arab Emirates	0.1	408,338
Cayman Islands	0.0 (1)	160,000

Total Investments	100.0%	$376,975,486

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,262,975	USD	1,569,350	State Street Bank and Trust Company	2/13/18	$—	$(215)
USD	351,500	EUR	283,525	State Street Bank and Trust Company	2/13/18	—	(755)

						$—	$(970)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	106	Long	Mar-18	$14,976,740	$319,887
Nikkei 225 Index	21	Long	Mar-18	4,463,067	(102,960)
SPI 200 Index	57	Short	Mar-18	(6,860,137)	101,546
STOXX Europe 600 Banks Index	791	Short	Mar-18	(19,321,893)	215,235

					$533,708

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial Futures Contracts*	$636,668	$(102,960)

Total		$636,668	$(102,960)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(970)

Total		$—	$(970)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$16,938,584	$6,907,749	$—	$23,846,333
Consumer Staples	4,653,881	14,398,154	—	19,052,035
Energy	6,053,634	6,364,669	—	12,418,303
Financials	14,493,803	26,073,617	—	40,567,420
Health Care	17,327,879	13,942,635	—	31,270,514
Industrials	14,233,803	26,085,667	—	40,319,470
Information Technology	23,369,617	6,131,383	—	29,501,000
Materials	4,280,462	7,895,498	—	12,175,960
Real Estate	6,703,083	—	—	6,703,083
Telecommunication Services	—	3,969,343	—	3,969,343
Utilities	4,231,616	3,698,475	—	7,930,091
Total Common Stocks	$112,286,362	$115,467,190 **	$—	$227,753,552
Preferred Stocks
Consumer Staples	$—	$535,270	$—	$535,270
Energy	561,213	—	—	561,213
Financials	3,238,481	3,259,017	—	6,497,498
Industrials	430,465	—	—	430,465
Real Estate	1,653,505	—	—	1,653,505
Utilities	1,379,203	—	—	1,379,203
Total Preferred Stocks	$7,262,867	$3,794,287	$—	$11,057,154
Corporate Bonds & Notes	$—	$123,387,713	$—	$123,387,713
Senior Floating-Rate Loans	—	9,039,983	—	9,039,983
Convertible Bonds	—	297,800	—	297,800
Miscellaneous	—	—	0	0
Short-Term Investments	—	5,439,284	—	5,439,284
Total Investments	$119,549,229	$257,426,257	$0	$376,975,486
Futures Contracts	$319,887	$316,781	$—	$636,668
Total	$119,869,116	$257,743,038	$0	$377,612,154

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(970)	$—	$(970)
Futures Contracts	—	(102,960)	—	(102,960)
Total	$—	$(103,930)	$—	$(103,930)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018